COVID-19 Impact	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
COVID-19 Impact
27	COVID-19 Impact
The
COVID-19
pandemic spread rapidly in 2020, with a significant number of cases. Measures taken by various governments to contain the virus have affected economic activity. Throughout 2021 commerce has experienced growth, with increasing in vaccination and a perspective of return to normalcy. The Group has taken several measures to monitor and mitigate the effects of
COVID-19,
such as safety and health measures for its directors and employees (such as social distancing and working from home).
At this stage, the impact on the business of the Group and results has not been significant. The impact on the Group’s business and results has been positive. As the Group operates in an online environment, we have found increased demand for the products and services and it is expected to continue increasing.
The Group has not accessed any revolving line of credit, loans nor modified the periods of payments of other financial liabilities. Also, the terms and conditions with customers have not been changed and because of the business model, it is not expected any delay on the trade receivables collection.
The financial statements are prepared on an ongoing basis, and there is no doubt regarding the Group’s ability to continue it for further periods.
The Group will continue to follow the various government policies in each country that the Group operates and, in parallel, we will do the utmost to continue operations in the best and safest way possible without jeopardizing the health of the Company’s employees.